Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$79,582	$79,582	$18,510	$18,510	Level 2
Total	$79,582	$79,582	$18,510	$18,510

Financial assets at amortized cost
Trade and other receivables	$111,564	$111,564	$112,844	$112,844	—
Total	$111,564	$111,564	$112,844	$112,844

Financial Liabilities
FVTPL
Financial Derivatives	$—	$—	$(50,095)	$(50,095)	Level 2
Total	$—	$—	$(50,095)	$(50,095)

Financial liabilities at amortized cost
Trade and other payables	$(258,114)	$(258,114)	$(144,542)	$(144,542)	—
Bank loan	(520,700)	(522,294)	(212,138)	(213,376)	—
Long-term notes	(1,583,240)	(1,492,363)	(1,474,184)	(1,430,902)	Level 1
Total	$(2,362,054)	$(2,272,771)	$(1,830,864)	$(1,788,820)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$79,582	$79,582	$18,510	$18,510	Level 2
Total	$79,582	$79,582	$18,510	$18,510

Financial assets at amortized cost
Trade and other receivables	$111,564	$111,564	$112,844	$112,844	—
Total	$111,564	$111,564	$112,844	$112,844

Financial Liabilities
FVTPL
Financial Derivatives	$—	$—	$(50,095)	$(50,095)	Level 2
Total	$—	$—	$(50,095)	$(50,095)

Financial liabilities at amortized cost
Trade and other payables	$(258,114)	$(258,114)	$(144,542)	$(144,542)	—
Bank loan	(520,700)	(522,294)	(212,138)	(213,376)	—
Long-term notes	(1,583,240)	(1,492,363)	(1,474,184)	(1,430,902)	Level 1
Total	$(2,362,054)	$(2,272,771)	$(1,830,864)	$(1,788,820)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
U.S. dollar denominated	US$80,857	US$479	US$963,351	US$1,008,001

Disclosure of derivative financial instruments
Baytex had the following interest rate swaps outstanding as of March 5, 2019:

Contract Type	Notional Amount		Maturity Date	Fixed Contract Price	Reference(1)	Fair Value ($ millions)
Interest rate swap	$100	million	October 2020	2.02%	CDOR	$0.3
Total						$0.3
Current asset						0.3

(1)	Canadian Dollar Offered Rate.

Disclosure of financial derivative contracts
Baytex had the following financial derivative contracts outstanding as of March 5, 2019:

	Remaining Period	Volume	Price/Unit(1)	Index	Fair Value(2) ($ millions)
Oil
Fixed - Sell	Jan 2019 to Jun 2019	2,000 bbl/d	US$62.85/bbl	WTI	$8.0
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$70.00/US$60.00/US$50.00	WTI	$7.0
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$72.60/US$65.00/US$55.00	WTI	$4.0
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$72.50/US$66.00/US$56.00	WTI	$4.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$73.00/US$66.00/US$56.00	WTI	$4.1
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$73.00/US$67.00/US$57.00	WTI	$8.3
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$74.00/US$68.00/US$58.00	WTI	$8.4
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$75.00/US$61.70/US$49.00	WTI	$9.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$75.00/US$69.90/US$60.00	WTI	$4.3
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$76.00/US$71.00/US$61.00	WTI	$4.4
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$78.00/US$73.00/US$63.00	WTI	$4.5
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$75.50/US$65.50/US$55.50	Brent	$3.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$77.55/US$70.00/US$60.00	Brent	$3.7
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$83.00/US$73.00/US$63.00	Brent	$4.0
Basis Swap (4)	Mar 2019 to Jun 2019	2,000 bbl/d	WTI less US$14.75/bbl	WCS	$—
Basis Swap (4)	Apr 2019 to Jun 2019	2,000 bbl/d	WTI less US$13.65/bbl	WCS	$—
Basis Swap (4)	Jul 2019 to Sep 2019	4,000 bbl/d	WTI less US$17.38/bbl	WCS	$—
Basis Swap (4)	Oct 2019 to Dec 2019	4,000 bbl/d	WTI less US$20.88/bbl	WCS	$—

Natural Gas
Fixed - Sell	Jan 2019 to Mar 2019	5,000 GJ/d	CAD$2.25	AECO	$0.4
Fixed - Sell	Jan 2019 to Dec 2019	5,000 mmbtu/d	US$3.15	NYMEX	$0.8
Fixed - Sell	Jan 2019 to Mar 2019	10,000 mmbtu/d	US$3.82	NYMEX	$0.8
Fixed - Sell	Apr 2019 to Jun 2019	10,000 mmbtu/d	US$2.79	NYMEX	$0.1
Fixed - Sell	Jul 2019 to Sep 2019	10,000 mmbtu/d	US$2.79	NYMEX	$0.1
Fixed - Sell	Oct 2019 to Dec 2019	10,000 mmbtu/d	US$2.88	NYMEX	$0.1
Total					$79.3
Current asset					$79.3

(1)	Based on the weighted average price per unit for the period.

(2)	Fair values as at December 31, 2018. For the purposes of the table, contracts entered subsequent to December 31, 2018 will have no fair value assigned.

(3)
Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$70.00/US$60.00/US$50.00 contract, Baytex receives WTI plus US$10.00/bbl when WTI is at or below US$50.00/bbl; Baytex receives US$60.00/bbl when WTI is between US$50.00/bbl and US$60.00/bbl; Baytex receives the market price when WTI is between US$60.00/bbl and US$70.00/bbl; and Baytex receives US$70.00/bbl when WTI is above US$70.00/bbl.

(4)	Contracts entered subsequent to December 31, 2018.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Year Ended December 31
	2018	2017
Realized financial derivatives loss (gain)	$73,165	$(7,616)
Unrealized financial derivatives loss (gain)	(116,715)	2,439
Financial derivatives gain	$(43,550)	$(5,177)

Disclosure of physical delivery contracts
The following physical delivery contracts were held for the purpose of delivery of non-financial items in accordance with the Company's expected sale requirements. Physical delivery contracts are not considered financial instruments and, as a result, no asset or liability has been recognized in the consolidated statements of financial position.

As at March 5, 2019, Baytex had committed to deliver the following volumes of raw bitumen to market on rail:

Period	Volume
Jan 2019 to Oct 2019	1,000 bbl/d
Jan 2019 to Dec 2019	5,000 bbl/d
Jan 2019 to Dec 2020	5,000 bbl/d

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2018 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$258,114	$258,114	$—	$—	$—
Bank loan(1) (2)	522,294	—	522,294	—	—
Long-term notes(2)	1,596,323	—	750,503	300,000	545,820
Interest on long-term notes(3)	334,028	92,367	156,525	72,350	12,786
	$2,710,759	$350,481	$1,429,322	$372,350	$558,606

(1)	The bank loan matures on June 4, 2020 unless maturity is extended at Baytex’s request.

(2)	Principal amount of instruments.

(3)	Excludes interest on bank loan as interest payments on bank loans fluctuate based on amounts outstanding and interest rates.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2018.

Trade and Other Receivables Aging	December 31, 2018	December 31, 2017
Current (less than 30 days)	$104,099	$107,796
31-60 days	3,037	2,939
61-90 days	1,842	1,427
Past due (more than 90 days)	2,586	682
	$111,564	$112,844